Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2023
Vaso Corporation and Subsidaries [Member]
Accrued Expenses and Other Liabilities [Line Items]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE K — ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consist of the following:

	(in thousands)
	December 31, 2023	December 31, 2022
Accrued compensation	$2,482	$2,652
Accrued expenses – other	2,142	2,012
Order reduction liability	971	2,577
Other liabilities	1,770	1,650
	$7,365	$8,891